CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)		Mar. 31, 2020 INR (₨)
Current assets
Cash and cash equivalents	₨ 14,829		$ 203		₨ 2,053
Other investments	19,744		270		23,687
Trade and other receivables	49,641		679		50,278
Inventories	45,412		621		35,066
Derivative financial instruments	1,218		17		1,105
Tax assets	2,745		38		4,379
Other current assets	14,509		198		13,802
Total current assets before assets held for sale	148,098		2,025		130,370
Assets held for sale	151		2		0
Total current assets	148,249		2,027		130,370
Non-current assets
Property, plant and equipment	57,111		781		52,332
Goodwill	4,568		62		3,994
Other intangible assets	35,648		487		27,659
Trade and other receivables	118		2		1,737
Investment in equity accounted investees	3,375		46		2,763
Other investments	4,958		68		328
Deferred tax assets	10,630		145		12,214
Other non-current assets	834		11		844
Total non-current assets	117,242		1,603		101,871
Total assets	265,491		3,630		232,241
Current liabilities
Trade and other payables	23,744		325		16,659
Short-term borrowings	23,136		316		16,441
Long-term borrowings, current portion	864		12		4,266
Provisions	3,435		47		3,800
Tax liabilities	1,389		19		573
Derivative financial instruments	326		4		1,602
Bank overdraft	9		0	[1]	91
Other current liabilities	30,488		417		29,382
Total current liabilities	83,391		1,140		72,814
Non-current liabilities
Long-term borrowings	6,299		86		1,304
Deferred tax liabilities	338		5		275
Provisions	58		1		54
Other non-current liabilities	2,343		32		2,806
Total non-current liabilities	9,038		124		4,439
Total liabilities	92,429		1,264		77,253
Equity
Share capital	832		11		831
Treasury shares	(1,967)	[2]	(27)		(1,006)	[2]
Share premium	8,887		122		8,495
Share-based payment reserve	1,461		20		1,233
Capital redemption reserve	173		2		173
Special economic zone re-investment reserve	1,326		18		0
Retained earnings	156,023		2,133		144,247
Other components of equity	6,327		87		1,015
Total equity	173,062		2,366		154,988
Total liabilities and equity	₨ 265,491		$ 3,630		₨ 232,241

[1]	Rounded to the nearest million.
[2]	Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, from the Company or through secondary market acquisitions, equity shares which are used for issuance to eligible employees (as defined therein) upon exercise of stock options thereunder. During the years ended March 31, 2021 and 2020, an aggregate of 85,250 and 1,150 equity shares, respectively were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2018. The options exercised had an exercise price of Rs.2,607 or Rs.2,814 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share based payment reserve” was transferred to “share premium” in the consolidated statements of changes in equity.In addition, any difference between the carrying amount of treasury shares and the consideration received was recognized in the “share premium”. As of March 31, 2021 and 2020, the ESOS Trust had outstanding 575,201 and 395,950 shares, respectively, which it purchased from the secondary market for an aggregate consideration of Rs.1,967 and Rs.1,006, respectively. Refer to Note 29 of these consolidated financial statements for further details on the Dr. Reddy’s Employees Stock Option Scheme, 2018.